Schedule of Change in Fair Value of the Pension Plan Assets (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
Retirement Benefits [Abstract]
Fair value of plan assets, beginning of period	$ 3,878,058
Expected return on plan assets	102,712
Gain / (losses) on plan assets	(460,646)
Employer contributions	357,934
Plan participant contributions	238,623
Benefits paid through plan assets	229,285
Settlements	(1,002,215)
Foreign currency exchange rate changes	(47,347)
Fair value of plan assets, end of period	$ 3,296,404